Right-of-Use Assets - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	¥ 295
Ending balance	287	¥ 295
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	295	367
Inception of new leases	104	69
Depreciation charge	(108)	(118)
Disposals	(4)	(23)
Ending balance	¥ 287	¥ 295